GENERAL INFORMATION - Schedule of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General Information [Line Items]
Equity	$ 711,329	$ 438,275	$ 30,721	$ (7,066,904)
Gain /(loss)	977,445	581,550	1,337,137
Lan Pax Group S.A. and Subsidiaries
General Information [Line Items]
Assets	462,748	487,236
Liabilities	1,933,499	1,835,537
Equity	(1,092,261)	(1,000,622)
Gain /(loss)	(122,763)	7,514	(121,673)
LATAM Airlines Perú S.A.
General Information [Line Items]
Assets	437,768	334,481
Liabilities	366,089	285,645
Equity	16,930	48,836
Gain /(loss)	22,861	(4,666)	(12,726)
Lan Cargo S.A.
General Information [Line Items]
Assets	490,550	391,430
Liabilities	263,747	189,019
Equity	226,803	202,411
Gain /(loss)	27,238	22,677	(1,230)
Prime Cargo SpA.
General Information [Line Items]
Assets	14,806	912
Liabilities	14,844	0
Equity	(38)	912
Gain /(loss)	(813)	0	0
Connecta Corporation
General Information [Line Items]
Assets	47,583	64,054
Liabilities	15,255	6,790
Equity	32,328	57,264
Gain /(loss)	(5,936)	693	14,814
Prime Airport Services Inc. and Subsidiary
General Information [Line Items]
Assets	18,752	19,435
Liabilities	15,582	17,241
Equity	3,169	2,194
Gain /(loss)	977	1,380	1,838
Transporte Aéreo S.A.
General Information [Line Items]
Assets	238,354	280,117
Liabilities	121,609	151,066
Equity	116,745	129,051
Gain /(loss)	(10,064)	24,871	(36,190)
Fast Air Almacenes de Carga S.A.
General Information [Line Items]
Assets	25,783	14,255
Liabilities	19,771	10,455
Equity	6,005	3,800
Gain /(loss)	3,675	462	1,154
Laser Cargo S.R.L.
General Information [Line Items]
Assets	0	0
Liabilities	0	1
Equity	0	(1)
Gain /(loss)	0	0	0
Lan Cargo Overseas Limited and Subsidiaries
General Information [Line Items]
Assets	0	0
Liabilities	0	0
Equity	0	0
Gain /(loss)	0	0	(1,287)
Lan Cargo Inversiones S.A. and Subsidiary
General Information [Line Items]
Assets	208,807	166,503
Liabilities	116,796	80,502
Equity	(66,907)	(71,744)
Gain /(loss)	6,010	(5,345)	(11,901)
Inversiones Lan S.A.
General Information [Line Items]
Assets	1,184	1,238
Liabilities	48	50
Equity	1,136	1,188
Gain /(loss)	(53)	(36)	(14)
Technical Training LATAM S.A.
General Information [Line Items]
Assets	1,238	1,246
Liabilities	740	893
Equity	498	353
Gain /(loss)	205	165	77
Latam Finance Limited
General Information [Line Items]
Assets	112	114
Liabilities	208,620	208,621
Equity	(208,508)	(208,507)
Gain /(loss)	(1)	(1)	169,582
Peuco Finance Limited
General Information [Line Items]
Assets	0	0
Liabilities	0	0
Equity	0	0
Gain /(loss)	0	0	0
Professional Airline Services INC.
General Information [Line Items]
Assets	8,508	15,571
Liabilities	1,660	10,943
Equity	6,848	4,628
Gain /(loss)	1,960	1,681	258
Jarletul S.A.
General Information [Line Items]
Assets	12	16
Liabilities	1,101	1,101
Equity	(1,089)	(1,085)
Gain /(loss)	(4)	8	(2)
Latam Travel S.R.L.
General Information [Line Items]
Assets	93	92
Liabilities	0	0
Equity	93	92
Gain /(loss)	0	5	154
Latam Travel Chile II S.A.
General Information [Line Items]
Assets	358	356
Liabilities	1,243	1,239
Equity	(885)	(883)
Gain /(loss)	(2)	(16)	2
Latam Travel S.A.
General Information [Line Items]
Assets	3,847	4,547
Liabilities	1,623	1,554
Equity	2,091	2,993
Gain /(loss)	(3,563)	940	(6,187)
Faisán Finance DAC
General Information [Line Items]
Assets	0	0
Liabilities	0	0
Equity	0	0
Gain /(loss)	0	0	0
TAM S.A. and Subsidiaries
General Information [Line Items]
Assets	4,070,469	4,239,702
Liabilities	2,557,042	3,027,373
Equity	1,512,327	1,212,329
Gain /(loss)	$ 673,648	$ 740,783	$ (69,932)